INTERIM FINANCIAL DATA (Details)	9 Months Ended
Sep. 30, 2012
Other Investments [Abstract]
Number of other long-term investments	2
Number of investments in warrants not publicly traded	1
Number of investments in shares not publicly traded	1
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30 years
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25 years